Note 16 - Tax Expense - Unrecognised Deferred Tax Assets (Details) - USD ($) $ in Thousands		Dec. 31, 2024	Dec. 31, 2023		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Bilboes Holdings (Private) Limited [member]
Statement Line Items [Line Items]
Unrecognised deferred tax assets		$ 4,428	$ 4,447	[1]	$ 0	$ 0	$ 0	$ 0
Caledonia Holdings Zimbabwe (Private) Limited [member] | Mining [member]
Statement Line Items [Line Items]
Unrecognised deferred tax assets		2,942	2,942		0	0	0	0
Caledonia Holdings Zimbabwe (Private) Limited [member] | Services [member]
Statement Line Items [Line Items]
Unrecognised deferred tax assets		3,438	1,805		1,805	1,800	593	421
Blanket Employee Trust Services (Private) Limited (BETS) [member]
Statement Line Items [Line Items]
Unrecognised deferred tax assets		330	260		227	0	0	0
Caledonia Mining Services Limited [member]
Statement Line Items [Line Items]
Unrecognised deferred tax assets		0	0		69	0	0	0
Greenstone Management Services Holdings Limited [member]
Statement Line Items [Line Items]
Unrecognised deferred tax assets	[2]	359	144		176	516	376	276
Unused tax losses [member]
Statement Line Items [Line Items]
Unrecognised deferred tax assets		$ 11,497	$ 9,598		$ 2,277	$ 2,316	$ 969	$ 697

[1]	Assessed losses of Bilboes of $3,763 was acquired during 2023.
[2]	Assessed losses of Greenstone Management Services (Pty) Ltd (UK) are not carried over and reset to zero each year.